DERIVATIVE FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross amount	R$ 272,404,788	R$ 222,694,031
Interbank Investments [Member]
IfrsStatementLineItems [Line Items]
Gross amount	186,599,349	109,054,313
Net amount	186,599,349	109,054,313
Derivative Financial Instrument Assets [Member]
IfrsStatementLineItems [Line Items]
Gross amount	15,413,349	16,258,496
Net amount	15,413,349	16,258,496
Securities Sold Under Agreement To Repurchase [Member]
IfrsStatementLineItems [Line Items]
Gross amount	169,570,218	81,778,223
Net amount	169,570,218	81,778,223
Derivative Financial Instrument Liabilities [Member]
IfrsStatementLineItems [Line Items]
Gross amount	15,542,220	13,341,324
Net amount	R$ 15,542,220	R$ 13,341,324